Loans And Leases (Activity In ALLL By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 7,012	$ 6,970
Addition to (reduction in) provision for loan losses
Charge-offs	(36)	(6)
Recoveries	162	48
Ending balance	7,138	7,012
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,819	1,984
Addition to (reduction in) provision for loan losses	235	(167)
Charge-offs
Recoveries		2
Ending balance	2,054	1,819
Single-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,061	912
Addition to (reduction in) provision for loan losses	(120)	131
Charge-offs		(6)
Recoveries	7	24
Ending balance	948	1,061
Multi-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	612	660
Addition to (reduction in) provision for loan losses	(165)	(48)
Charge-offs
Recoveries
Ending balance	447	612
Real Estate Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,274	2,143
Addition to (reduction in) provision for loan losses	225	131
Charge-offs
Recoveries	105
Ending balance	2,604	2,274
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	739	672
Addition to (reduction in) provision for loan losses	20	67
Charge-offs
Recoveries
Ending balance	759	739
Home Equity Lines Of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	410	597
Addition to (reduction in) provision for loan losses	(195)	(209)
Charge-offs
Recoveries	50	22
Ending balance	265	410
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	97	2
Addition to (reduction in) provision for loan losses		95
Charge-offs	(36)
Recoveries
Ending balance	$ 61	$ 97